Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments And Joint Ventures [Abstract]
Investments in associates accounted for using equity method
(1)	Investments in associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2021	December 31, 2022	Location	Financial statements as of
Woori Bank
W Service Networks Co., Ltd. (*1)	Freight & staffing services	4.9	4.9	Korea	2022.11.30 (*5)
Korea Credit Bureau Co., Ltd. (*2)	Credit information	9.9	9.9	Korea	2022.12.31
Korea Finance Security Co., Ltd. (*1)	Security service	15.0	15.0	Korea	2022.11.30 (*5)
Wongwang Co., Ltd. (*3)	Wholesale and real estate	29.0	29.0	Korea	—
Sejin Construction Co., Ltd. (*3)	Construction	29.6	29.6	Korea	—
ARES-TECH Co., Ltd. (*3)	Electronic component manufacturing	23.4	23.4	Korea	—
Reading Doctors Co., Ltd. (*3)(*11)	Other services	35.4	—	Korea	—
Cultizm Korea LTD Co., Ltd. (*3)(*11)	Wholesale and retail sales	31.3	—	Korea	—
NK Eng Co., Ltd. (*3)	Manufacturing	23.1	23.1	Korea	—
Beomgyo.,Ltd. (*3)	Telecommunication equipment retail sales	23.1	23.1	Korea	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial services	23.1	23.1	Korea	2022.12.31
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial services	20.0	20.0	Korea	2022.12.31
K BANK Co., Ltd. (*2)	Finance	12.6	12.6	Korea	2022.12.31
Woori Bank-Company K Korea Movie Asset Fund (*9)	Other financial services	25.0	25.0	Korea	2022.12.31
Partner One Value Up I Private Equity Fund	Other financial services	23.3	23.3	Korea	2022.12.31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	Other financial services	20.0	20.0	Korea	2022.12.31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	Other financial services	25.0	25.0	Korea	2022.12.31
LOTTE CARD Co., Ltd.	Credit card and installment financing	20.0	20.0	Korea	2022.9.30 (*5)
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	Other financial services	100.0	100.0	Korea	2022.12.31
Genesis Environmental Energy Company 1st Private Equity Fund (*8)	Trust and collective investment	24.8	—	Korea	—
Union Technology Finance Investment Association	Trust and collective investment	29.7	29.7	Korea	2022.12.31
Dicustody Co., Ltd. (*2)	Other information technology and computer operation related services	1.0	1.0	Korea	2022.12.31
Orient Shipyard Co., Ltd. (*3)	Manufacture of sections for ships	—	22.7	Korea	2022.12.31
Joongang Network Solution Co.,Ltd. (*3)	Other information technology and computer operation related services	—	25.3	Korea	—
BTS 2nd Private Equity Fund	Other financial services	—	20.0	Korea	2022.12.31
STASSETS FUND III	Other financial services	—	28.3	Korea	2022.12.31
Woori Bank (*6)
Japanese Hotel Real Estate Private Equity Fund No.2	Other financial services	19.9	19.9	Korea	2022.12.31
Woori Seoul Beltway Private Special Asset Fund No.1	Trust and collective investment	25.0	25.0	Korea	2022.12.31
Woori Multi-Return Securities Investment Trust 3(Balanced Bond) (*8)	Collective investment business	20.0	—	Korea	—

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2021	December 31, 2022	Location	Financial statements as of
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	Collective investment business	14.5	27.9	Korea	2022.12.31
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	Collective investment business	—	9.2	Korea	2022.12.31
Woori Financial Capital Co., Ltd.
WOORI TAERIM 1st Fund	Other financial services	25.6	25.6	Korea	2022.12.31
Portone-Cape Fund No.1	Other financial services	20.0	20.0	Korea	2022.12.31
KIWOOM WOORI Financial 1st Fund (*7)	Other financial services	9.1	9.1	Korea	2022.12.31
DeepDive WOORI 2021-1 Financial Investment Fund (*7)	Other financial services	11.9	11.9	Korea	2022.12.31
Darwin Green Packaging Private Equity Fund	Other financial services	20.4	20.4	Korea	2022.12.31
DS Power Semicon Private Equity Fund	Other financial services	—	21.0	Korea	2022.12.31
Koreawide partners 2nd Private Equity Fund	Other financial services	—	26.7	Korea	2022.12.31
Woori Investment Bank Co., Ltd. (*6)
Woori FirstValue Private Real Estate Fund No.2	Real estate business	12.0	12.0	Korea	2022.12.31
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	Investment trust and discretionary investment business	0.3	0.1	Korea	2022.12.31
Woori Asset Management Co. Ltd.
Woori BIG2 Plus Securities Investment Trust(Balanced Bond) (*12)	Collective investment business	—	23.1	Korea	2022.12.31
Woori Together TDF 2025 (*12)	Collective investment business	—	23.6	Korea	2022.12.31
Woori Together TDF 2030 (*12)	Collective investment business	—	23.8	Korea	2022.12.31
Woori Star50 feeder fund(H) (*12)	Collective investment business	—	17.9	Korea	2022.12.31
Woori Private Equity Asset Management Co., Ltd.
Woori Hanhwa Eureka Private Equity Fund (*10)	Other financial services	0.8	—	Korea	—
Aarden Woori Apparel 1st Private Equity Fund (*2)	Other financial services	0.5	0.5	Korea	2022.12.31
Woori Dyno 1st Private Equity Fund (*2)	Other financial services	—	19.6	Korea	2022.12.31
Australia Green Energy 1st PEF (*2)	Other financial services	—	4.0	Korea	2022.12.31
Japanese Hotel Real Estate Private Equity Fund 1
Godo Kaisha Oceanos 1	Other financial services	47.8	47.8	Japan	2022.10.31 (*5)
Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Woori Zip 1	Other financial services	63.9	64.0	Japan	2022.9.30 (*5)
Woori Zip 2	Other financial services	63.8	64.0	Japan	2022.9.30 (*5)
Woori bank and Woori card Co., Ltd. (*6)
Dongwoo C & C Co., Ltd. (*3)	Construction	24.5	24.5	Korea	—
SJCO Co., Ltd. (*3)	Aggregate transportation and wholesale	29.7	29.8	Korea	—
G2 Collection Co., Ltd. (*3)	Wholesale and retail sales	29.2	29.2	Korea	—
The Base Enterprise Co., Ltd. (*3)(*11)	Manufacturing	48.4	—	Korea	—
Kyesan Engineering Co., Ltd. (*3)	Construction	23.3	23.3	Korea	—
Good Software Lap Co., Ltd. (*3)	Service	29.4	29.4	Korea	—
QTS Shipping Co., Ltd. (*3)(*11)	Complex transportation brokerage	49.8	—	Korea	—
DAEA SNC Co., Ltd. (*3)	Wholesale and retail sales	25.5	25.5	Korea	—
Force TEC Co., Ltd.	Manufacturing	24.5	24.5	Korea	2022.9.30 (*5)
PREXCO Co., Ltd. (*3)	Manufacturing	28.1	28.1	Korea	—
JiWon Plating Co., Ltd. (*3)	Plating	20.8	20.8	Korea	—
Youngdong Sea Food Co., Ltd. (*3)	Processed sea food manufacturing	24.5	24.5	Korea	—

		Percentage of ownership (%)
Joint ventures and associates (*4)	Main business	December 31, 2021	December 31, 2022	Location	Financial statements as of
KUM HWA Co., Ltd.	Telecommunication equipment retail sales	20.1	20.1	Korea	2022.09.30 (*5)
Jinmyung Plus Co., Ltd.	Manufacturing	21.3	21.3	Korea	2022.09.30 (*5)
Woori bank and Woori Financial Capital Co., Ltd. (*6)
JC Assurance No.2 Private Equity Fund	Other financial services	24.4	23.5	Korea	2022.09.30 (*5)
Dream Company Growth no.1 PEF	Other financial services	27.8	27.8	Korea	2022.12.31
HMS-Oriens 1st Fund	Other financial services	22.8	22.8	Korea	2022.12.31
Woori G Senior Loan Private Placement Investment Trust No.1	Collective investment business	21.7	21.7	Korea	2022.12.31
Genesis Eco No.1 Private Equity Fund	Other financial services	29.0	29.0	Korea	2022.12.31
Paratus Woori Material Component Equipment joint venture company	Other financial services	29.9	29.9	Korea	2022.12.31
Midas No. 8 Private Equity Joint Venture Company	Other financial services	28.5	28.5	Korea	2022.12.31
Orchestra Private Equity Fund IV	Other financial services	—	28.2	Korea	2022.12.31
Synaptic Green No.1 PEF	Other financial services	—	21.1	Korea	2022.12.31
IGEN2022No. 1 Private Equity Fund	Other financial services	—	24.8	Korea	2022.12.31
Woori Bank and Woori Investment Bank Co., Ltd. (*6)
PCC-Woori LP Secondary Fund	Other financial services	38.8	38.8	Korea	2022.12.31
Woori bank and Woori Asset Management Co., Ltd. (*6)
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1 (*10)	Collective investment business	27.5	—	Korea	—
Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori-Q Corporate Restructuring Private Equity Fund	Other financial services	38.1	35.6	Korea	2022.12.31
Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. ( *6)
Woori-Shinyoung Growth-Cap Private Equity Fund I	Other financial services	35.0	35.0	Korea	2022.12.31

(*1)	Most of the significant business transactions of associates are with the Group as of December 31, 2022 and 2021.
(*2)	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
(*3)	There is no investment balance as of December 31, 2022 and 2021.
(*4)
Woori G Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 13 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.

(*5)
The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.

(*6)	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
(*7)	The Group can participate as a co-operator to exert significant influence.
(*8)	It was excluded due to liquidation.
(*9)	It was dissoluted and will be liquidated.
(*10)	It was excluded from associates during the period.
(*11)	It was excluded as Woori Bank sold its shares during the period.
(*12)	It was reclassified to associate from subsidiary resulted from the loss of control along with the changes in percentage of ownership.

Changes in the carrying value of investments in associates and joint ventures accounted for using equity method
(2)	Changes in the carrying value of investments in associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Acquisition cost	January 1, 2020	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Business combination	Change in capital	December 31, 2020
W Service Networks Co., Ltd.	108	186	7	—	—	(3)	—	1	191
Korea Credit Bureau Co., Ltd.	3,313	6,845	1,370	—	—	(90)	—	—	8,125
Korea Finance Security Co., Ltd.	3,267	3,287	(221)	—	—	—	—	—	3,066
Chin Hung International Inc.	—	51,176	(742)	—	(50,411)	—	—	(23)	—
Saman Corporation	—	849	(432)	—	(466)	—	—	49	—
Woori Growth Partnerships New Technology Private Equity Fund	16,938	19,212	(2,240)	—	(1,728)	(212)	—	—	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	11,893	15,141	1,240	—	(492)	(1,088)	—	(1,563)	13,238
K BANK Co., Ltd.	236,232	31,254	(18,334)	163,082	—	—	—	(1,905)	174,097
Smart Private Equity Fund No.2	2,915	2,764	(1,283)	—	—	—	—	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	2,100	3,323	365	—	(900)	—	—	—	2,788
Well to Sea No.3 Private Equity Fund	—	209,023	87,180	—	(117,170)	(178,355)	—	(678)	—
Partner One Value Up I Private Equity Fund	10,000	9,908	(75)	—	—	—	—	(17)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,756	4,576	—	5,720	(540)	—	—	—	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,130	4,375	—	75	(321)	—	—	—	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	32,480	11,841	7,366	31,363	(12,124)	(104)	—	—	38,342
LOTTE CARD Co.,Ltd.	346,810	409,444	19,692	810	—	(5,710)	—	(1,404)	422,832
Woori-Q Corporate Restructuring Private Equity Fund	23,146	6,046	(159)	17,017	—	—	—	—	22,904
PCC-Woori LP Secondary Fund	7,575	2,525	554	5,049	—	—	—	—	8,128
Force TEC Co., Ltd.	—	—	1,542	—	—	—	—	(1,149)	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,000	—	23	100,000	(90,000)	—	—	—	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	—	241	4,084	(346)	—	—	—	3,979
Union Technology Finance Investment Association	4,500	—	(15)	4,500	—	—	—	—	4,485
Woori Hanhwa Eureka Private Equity Fund	350	342	61	—	—	—	—	—	403
Godo Kaisha Oceanos 1	10,800	10,952	7	—	—	(850)	—	84	10,193
Japanese Hotel Real Estate Private Equity Fund No.2	3,291	3,291	283	—	—	(154)	—	(186)	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	6,000	—	49	6,141	—	—	—	(114)	6,076
WooriG Senior Loan General Type Private Investment Trust No.1	51,959	—	343	51,959	—	(257)	—	—	52,045
Woori G Clean Energy No.1	1,015	—	9	1,015	—	—	—	—	1,024

	For the year ended December 31, 2020
	Acquisition cost	January 1, 2020	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Business combination	Change in capital	December 31, 2020
Woori Goseong Power EBL Private Special Asset Fund	14,915	—	611	14,915	—	(408)	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund No.1	5,590	—	97	5,591	—	(75)	—	—	5,613
WOORI TAERIM 1st Fund	1,100	—	(6)	—	—	—	289	—	283
Portone-Cape Fund No.1	1,000	—	—	—	—	—	960	—	960
KIWOOM WOORI Financial 1st Investment Fund	1,000	—	(6)	1,000	—	—	—	—	994
Woori FirstValue Private Real Estate Fund No.2	9,000	—	1,184	—	—	—	—	946	2,130
Woori Star50 Master Fund ClassC-F	200	—	(16)	200	—	—	—	—	184
JC Assurance No.2 Private Equity Fund	29,050	—	—	29,050	—	—	—	—	29,050
Dream Company Growth no.1 PEF	7,705	—	—	7,705	—	—	—	—	7,705
HMS-Oriens 1st Fund	12,000	—	—	12,000	—	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	91,092	—	2,382	91,092	—	—	—	—	93,474

	974,968	806,360	101,077	552,368	(274,498)	(187,306)	1,249	(5,959)	993,291

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
W Service Networks Co., Ltd.	108	191	(4)	—	—	(4)	—	183
Korea Credit Bureau Co., Ltd.	3,313	8,125	1,388	—	—	(90)	—	9,423
Korea Finance Security Co., Ltd.	3,267	3,066	35	—	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	14,991	15,032	(637)	—	(1,947)	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	8,396	13,238	3,520	—	(3,497)	(631)	—	12,630
K BANK Co., Ltd. (*1)	236,232	174,097	67,553	—	—	—	(2,157)	239,493
Smart Private Equity Fund No.2	—	1,481	(797)	—	(684)	—	—	—
Woori Bank-Company K Korea Movie Asset Fund	—	2,788	137	—	(2,100)	(480)	—	345
Partner One Value Up I Private Equity Fund	5,039	9,816	2,521	—	(4,961)	(800)	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	9,736	9,756	1,417	5,040	(5,060)	—	—	11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,255	4,129	—	125	—	—	—	4,254
LOTTE CARD Co.,Ltd.	346,810	422,832	39,301	—	—	(10,374)	6,536	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,023	47	—	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	3,738	3,979	147	—	—	—	—	4,126
Union Technology Finance Investment Association	12,750	4,485	(347)	8,250	—	—	—	12,388
Dicustody Co., Ltd.	1	—	—	1	—	—	—	1
Japanese Hotel Real Estate Private Equity Fund No.2	3,291	3,234	237	—	—	(201)	(74)	3,196
Woori G Clean Energy No.1	—	1,024	—	1,462	(2,338)	(148)	—	—
Woori Goseong Power EBL Private Special Asset Fund	—	15,118	227	—	(15,118)	(370)	143	—
Woori Seoul Beltway Private Special Asset Fund No.1	7,513	5,613	124	1,935	—	(121)	—	7,551
Woori Corporate Private Securities Fund 1 (Bond)	—	—	—	10,000	(10,000)	—	—	—
Woori G Star Private Placement Investment Trust No.33 [FI]	—	—	—	20,000	(20,000)	—	—	—
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	10,000	—	23	10,000	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	150,000	—	1,822	150,000	—	—	—	151,822
WOORI TAERIM 1st Fund	1,100	283	708	—	—	—	—	991
Portone-Cape Fund No.1	340	960	189	—	(660)	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	1,000	994	(21)	—	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	1,000	—	(7)	1,000	—	—	—	993
Darwin Green Packaging Private Equity Fund	4,000	—	(43)	4,000	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	9,000	2,130	(637)	—	—	(730)	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	—	—	100	—	—	—	100
Woori High plus G.B. Securities Feeder Fund1(G.B.)	—	6,076	—	—	(6,076)	—	—	—
Woori Star50 Master Fund ClassC-F	—	184	(4)	—	(180)	—	—	—
Woori Hanhwa Eureka Private Equity Fund	164	403	138	—	(214)	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	100	—	(1)	100	—	—	—	99
Godo Kaisha Oceanos 1	10,800	10,193	127	—	—	(370)	(45)	9,905

	For the year ended December 31, 2021
	Acquisition cost	January 1, 2021	Share of profits (losses)	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2021
Woori Zip 1	10,143	—	(26)	16,380	(6,237)	—	379	10,496
Woori Zip 2	14,254	—	(50)	22,883	(8,628)	—	527	14,732
Force TEC Co., Ltd. (*2)	—	393	(393)	—	—	—	—	—
KUM HWA Co., Ltd. (*2)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	—	—	—	—	—	—	—
JC Assurance No.2 Private Equity Fund	29,349	29,050	(11,621)	299	—	—	—	17,728
Dream Company Growth no.1 PEF	7,706	7,705	680	—	—	(471)	—	7,914
HMS-Oriens 1st Fund	12,000	12,000	7	—	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	87,382	52,045	2,959	38,757	(3,060)	(2,672)	—	88,029
Genesis Eco No.1 Private Equity Fund	11,805	—	(685)	11,805	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	17,700	—	(207)	17,700	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	19,000	—	(32)	19,000	—	—	—	18,968
PCC-Woori LP Secondary Fund	10,100	8,128	1,697	2,525	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	70,988	93,474	921	20,765	(38,870)	(2,503)	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	45,394	22,904	1,002	25,246	(2,997)	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,218	38,342	20,813	12,799	(32,415)	(10,826)	—	28,713

	1,210,083	993,291	132,228	400,172	(165,042)	(30,791)	5,309	1,335,167

(*1)	Included 70,120 million W on of deemed gain on disposal in accordance with the decrease in percentage of ownership from disproportionate contribution for the year ended December 31, 2021.
(*2)	As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 797 million Won for Force TEC Co., Ltd. and 2 million W on for KUM HWA Co., Ltd.

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits (losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
W Service Networks Co., Ltd.	108	183	29	—	—	(4)	—	208
Korea Credit Bureau Co., Ltd.	3,313	9,423	(3,714)	—	—	—	—	5,709
Korea Finance Security Co., Ltd.	3,267	3,101	(727)	—	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	12,942	12,448	490	—	(2,049)	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	7,594	12,630	(1,619)	—	(801)	(736)	—	9,474
K BANK Co., Ltd.	236,232	239,493	11,854	—	—	—	(3,558)	247,789
Woori Bank-Company K Korea Movie Asset Fund	—	345	71	—	—	(177)	—	239
Partner One Value Up I Private Equity Fund	5,039	6,576	(2,298)	—	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	7,556	11,153	1,312	—	(2,180)	—	—	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	4,355	4,254	1	100	—	—	—	4,355
LOTTE CARD Co.,Ltd.	346,810	458,295	58,400	—	—	(12,960)	10,396	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,000	10,070	173	—	—	—	—	10,243
Genesis Environmental Energy Company 1st Private Equity Fund	—	4,126	(41)	—	(3,738)	(347)	—	—
Union Technology Finance Investment Association	14,637	12,388	187	2,250	(363)	—	—	14,462
Dicustody Co., Ltd.	1	1	—	—	—	—	—	1
Orient Shipyard Co., Ltd.	—	—	—	—	—	—	—	—
BTS 2nd Private Equity Fund	3,026	—	(145)	3,026	—	—	—	2,881
STASSETS FUND III	1,500	—	(270)	1,500	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	3,174	3,196	194	—	—	(299)	(236)	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	9,791	7,551	246	2,312	—	(235)	—	9,874
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	—	10,023	—	—	(9,950)	(73)	—	—
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	110,000	151,822	2,312	50,000	(90,137)	(1,972)	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	10,000	—	230	10,000	—	(48)	—	10,182
WOORI TAERIM 1st Fund	1,100	991	(3)	—	—	—	—	988
Portone-Cape Fund No.1	340	489	(25)	—	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	1,000	973	(20)	—	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	900	993	(12)	—	(100)	(3)	—	878
Darwin Green Packaging Private Equity Fund	4,000	3,957	388	—	—	(400)	—	3,945
DS Power Semicon Private Equity Fund	3,000	—	245	3,000	—	(269)	—	2,976
Koreawide partners 2nd Private Equity Fund	20,000	—	—	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	9,000	763	(6)	—	(199)	—	—	558

	For the year ended December 31, 2022
	Acquisition cost	January 1, 2022	Share of profits (losses) and others	Acquisition	Disposal/ Reclassification	Dividends	Change in capital	December 31, 2022
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	100	100	2	—	—	—	—	102
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	1,200	—	(161)	—	1,235	—	—	1,074
Woori Together TDF 2025	2,000	—	(202)	—	2,192	—	—	1,990
Woori Together TDF 2030	2,000	—	(214)	—	2,247	—	—	2,033
WOORI Star50 feeder fund(H)	200	—	(5)	—	131	—	—	126
Woori Hanhwa Eureka Private Equity Fund	—	327	(48)	—	(164)	(115)	—	—
Aarden Woori Apparel 1st Private Equity Fund	100	99	(2)	—	—	—	—	97
Woori Dyno 1st Private Equity Fund	2,000	—	(6)	2,000	—	—	—	1,994
Australia Green Energy 1st PEF	4,913	—	(55)	4,913	—	—	—	4,858
Godo Kaisha Oceanos 1	10,800	9,905	84	—	—	(1,049)	(152)	8,788
Woori Zip 1	9,254	10,496	(138)	—	(873)	—	(795)	8,690
Woori Zip 2	12,928	14,732	(127)	—	(1,309)	—	(1,116)	12,180
Force TEC Co., Ltd. (*)	—	—	56	—	—	—	(56)	—
KUM HWA Co., Ltd. (*)	—	—	—	—	—	—	—	—
Jinmyung Plus Co., Ltd.	—	—	10	—	—	—	—	10
JC Assurance No.2 Private Equity Fund	29,349	17,728	(17,728)	—	—	—	—	—
Dream Company Growth no.1 PEF	7,412	7,914	418	—	—	(471)	—	7,861
HMS-Oriens 1st Fund	12,000	12,007	1,245	—	—	—	—	13,252
WooriG Senior Loan General Type Private Investment Trust No.1	80,268	88,029	3,788	14,073	(20,322)	(3,707)	—	81,861
Genesis Eco No.1 Private Equity Fund	12,000	11,120	(99)	195	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	17,700	17,493	(243)	—	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	18,735	18,968	275	—	—	(530)	—	18,713
Orchestra Private Equity Fund IV	9,878	—	197	10,000	(122)	(377)	—	9,698
Synaptic Green No.1 PEF	8,000	—	(207)	8,000	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	7,822	—	650	8,000	(475)	(165)	—	8,010
PCC-Woori LP Secondary Fund	10,440	12,350	674	3,440	(3,480)	—	—	12,984
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	—	73,787	—	—	(73,598)	(189)	—	—
Woori-Q Corporate Restructuring Private Equity Fund	27,063	46,155	(288)	536	(18,867)	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	17,018	28,713	14,561	—	—	—	—	43,274

	1,131,865	1,335,167	69,689	143,345	(222,922)	(24,126)	4,483	1,305,636

(*)
As a result of discontinuation of the equity method, related companies’ losses amount not recognized is 665 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 0.2 million Won for KUM HWA Co., Ltd. and cumulated amount is 1,462 million Won for Force TEC Co., Ltd. 3,743 million Won for Orient Shipyard Co., Ltd. and 2 million Won for KUM HWA Co., Ltd.

Reconciliation of summarised financial information of associates and joint ventures accounted for using equity method to carrying amount of interest in associates and joint ventures
(3)	Summary financial information relating to investments in associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2021
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	6,208	2,504	17,019	840	—	840
Korea Credit Bureau Co., Ltd.	113,859	21,284	127,751	20,486	—	20,486
Korea Finance Security Co., Ltd.	34,957	14,286	57,462	249	—	249
Woori Growth Partnerships New Technology Private Equity Fund	54,173	231	3,807	(2,228)	—	(2,228)
2016KIF-IMM Woori Bank Technology Venture Fund	63,983	837	23,010	21,119	—	21,119
K BANK Co., Ltd.	14,021,789	12,291,131	250,502	19,348	(32,072)	(12,724)
Woori Bank-Company K Korea Movie Asset Fund	1,383	2	1,075	543	—	543
Partner One Value Up I Private Equity Fund	28,273	—	11,972	10,914	—	10,914
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	56,363	597	11,422	10,077	—	10,077
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,799	5	—	(332)	—	(332)
LOTTE CARD Co.,Ltd. (*)	15,980,312	13,460,156	1,499,867	184,919	25,612	210,531
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,073	1	41	37	—	37
Genesis Environmental Energy Company 1st Private Equity Fund	20,610	3,941	11,347	694	—	694
Union Technology Finance Investment Association	41,996	290	13	(1,168)	—	(1,168)
Dicustody Co., Ltd.	98	—	—	(2)	—	(2)
Japanese Hotel Real Estate Private Equity Fund 2	16,104	14	911	1,196	(373)	823
Woori Seoul Beltway Private Special Asset Fund No.1	30,206	1	536	500	—	500
Woori Multi-Return Securities Investment Trust 3 (Balanced Bond)	101,644	51,530	5	2	—	2
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	1,209,228	158,524	89	79	—	79
WOORI TAERIM 1st Fund	4,047	172	—	2,770	—	2,770
Portone-Cape Fund No.1	2,447	—	1,050	947	—	947
KIWOOM WOORI Financial 1st Investment Fund	10,818	111	1	(221)	—	(221)
DeepDive WOORI 2021-1 Financial Investment Fund	8,340	—	—	(60)	—	(60)
Darwin Green Packaging Private Equity Fund	19,387	—	—	(213)	—	(213)
Woori FirstValue Private Real Estate Fund No.2	69,672	63,309	—	(5,303)	—	(5,303)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	35,796	1	(34)	(35)	—	(35)

	December 31, 2021
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Woori Hanhwa Eureka Private Equity Fund	40,817	133	20,193	19,821	—	19,821
Aarden Woori Apparel 1st Private Equity Fund	21,075	89	—	(214)	—	(214)
Godo Kaisha Oceanos 1	66,087	45,367	3,141	267	—	267
Woori Zip 1	52,259	35,833	1,106	(26)	—	(26)
Woori Zip 2	74,033	50,951	1,536	(50)	—	(50)
Force TEC Co., Ltd.	11,904	23,508	20,941	(9,188)	—	(9,188)
KUM HWA Co., Ltd.	20	176	58	(10)	—	(10)
Jinmyung Plus Co.,Ltd.	568	445	209	5	—	5
JC Assurance No.2 Private Equity Fund	118,397	—	—	(1,040)	—	(1,040)
Dream Company Growth no.1 PEF	28,533	44	—	1,500	—	1,500
HMS-Oriens 1st Fund	52,659	28	2,750	2,179	—	2,179
Woori G Senior Loan Private Placement Investment Trust No.1	406,634	25	14,553	13,669	—	13,669
Genesis Eco No.1 Private Equity Fund	38,369	4	308	(377)	—	(377)
Paratus Woori Material Component Equipment joint venture company	58,507	—	7	(693)	—	(693)
Midas No. 8 Private Equity Joint Venture Company	66,699	112	1	(113)	—	(113)
PCC-Woori LP Secondary Fund	31,585	—	5,720	4,162	—	4,162
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	257,891	—	3,239	3,239	—	3,239
Woori-Q Corporate Restructuring Private Equity Fund	121,057	555	327	(1,547)	—	(1,547)
Woori-Shinyoung Growth-Cap Private Equity Fund I	82,087	314	83,143	81,550	—	81,550

(*)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group

	December 31, 2022
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
W Service Networks Co., Ltd.	7,052	2,825	19,697	1,215	—	1,215
Korea Credit Bureau Co., Ltd.	155,165	100,065	144,907	13,809	—	13,809
Korea Finance Security Co., Ltd.	28,792	12,964	47,043	(3,856)	—	(3,856)
Woori Growth Partnerships New Technology Private Equity Fund	47,394	208	2,978	2,185	—	2,185
2016KIF-IMM Woori Bank Technology Venture Fund	47,979	609	665	(7,839)	—	(7,839)
K BANK Co., Ltd.	16,694,289	14,896,426	491,880	91,059	(32,156)	58,903
Woori Bank-Company K Korea Movie Asset Fund (*1)	989	33	462	324	—	324
Partner One Value Up I Private Equity Fund	18,395	—	(9,431)	(9,831)	—	(9,831)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	51,804	385	8,092	7,288	—	7,288

	December 31, 2022
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,811	95	1	(383)	—	(383)
LOTTE CARD Co., Ltd. (*2)	19,983,059	17,179,093	1,925,577	268,096	43,162	311,258
Together-Korea Government Private Pool Private Securities Investment Trust No. 3	10,246	1	218	170	—	170
Union Technology Finance Investment Association	48,991	299	2,300	632	—	632
Dicustody Co., Ltd.	95	—	—	(3)	—	(3)
Orient Shipyard Co., Ltd.	10,832	27,225	—	(16,467)	—	(16,467)
BTS 2nd Private Equity Fund	15,012	608	1	(725)	—	(725)
STASSETS FUND III	4,660	313	37	(953)	—	(953)
Japanese Hotel Real Estate Private Equity Fund 2	14,387	13	1,050	968	(1,186)	(218)
Woori Seoul Beltway Private Special Asset Fund No.1	39,497	2	1,028	984	—	984
Woori Short-term Bond Securities Investment Trust(Bond) ClassC-F	468,357	67,022	14,189	11,804	—	11,804
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	115,781	4,508	1,899	1,763	—	1,763
WOORI TAERIM 1st Fund	4,047	185	—	(13)	—	(13)
Portone-Cape Fund No.1	2,344	26	—	(129)	—	(129)
KIWOOM WOORI Financial 1st Investment Fund	10,597	111	1	(222)	—	(222)
DeepDive WOORI 2021-1 Financial Investment Fund	7,412	37	57	(103)	—	(103)
Darwin Green Packaging Private Equity Fund	19,332	—	2,215	1,904	—	1,904
DS Power Semicon Private Equity Fund	14,230	44	1,185	937	—	937
Koreawide partners 2nd Private Equity Fund	77,039	2,038	3,020	1	—	1
Woori FirstValue Private Real Estate Fund No.2	67,005	62,357	3	(54)	—	(54)
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	73,064	56	3,140	2,874	—	2,874
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	4,667	12	389	(636)	—	(636)
Woori Together TDF 2025	8,513	16	1,287	(1,018)	—	(1,018)
Woori Together TDF 2030	8,615	—	1,352	(1,108)	—	(1,108)
WOORI Star50 feeder fund(H)	709	—	48	(480)	—	(480)
Aarden Woori Apparel 1st Private Equity Fund	20,750	89	8	(325)	—	(325)
Woori Dyno 1st Private Equity Fund	10,212	43	200	(31)	—	(31)
Australia Green Energy 1st PEF	122,634	14	30	(1,380)	—	(1,380)
Godo Kaisha Oceanos 1	63,741	45,358	2,942	176	—	176
Woori Zip 1	48,309	34,346	2,085	(215)	—	(215)
Woori Zip 2	68,388	48,927	3,069	(198)	—	(198)
Force TEC Co., Ltd.	10,489	24,804	25,182	(2,664)	—	(2,664)
KUM HWA Co., Ltd.	4	159	—	(8)	—	(8)
Jinmyung Plus Co.,Ltd.	696	649	177	(9)	—	(9)

	December 31, 2022
	Assets	Liabilities	Operating revenue	Net income (loss)	Other comprehensive income(loss)	Total comprehensive income(loss)
JC Assurance No.2 Private Equity Fund	122,015	3	—	(929)	—	(929)
Dream Company Growth no.1 PEF	28,351	50	1,695	1,506	—	1,506
HMS-Oriens 1st Fund	58,095	6	3,829	3,279	—	3,279
Woori G Senior Loan Private Placement Investment Trust No.1	378,145	23	18,584	17,496	—	17,496
Genesis Eco No.1 Private Equity Fund	38,700	5	48	(593)	—	(593)
Paratus Woori Material Component Equipment joint venture company	58,311	617	7	(812)	—	(812)
Midas No. 8 Private Equity Joint Venture Company	65,936	242	1,928	977	—	977
Orchestra Private Equity Fund IV	34,427	—	1,580	878	—	878
Synaptic Green No.1 PEF	37,017	—	4	(983)	—	(983)
IGEN2022No. 1 Private Equity Fund	32,362	122	3,166	2,616	—	2,616
PCC-Woori LP Secondary Fund	33,591	168	6,127	1,152	—	1,152
Woori-Q Corporate Restructuring Private Equity Fund	75,973	418	3,019	(4,696)	—	(4,696)
Woori-Shinyoung Growth-Cap Private Equity Fund I	123,824	312	41,780	40,544	—	40,544

(*1)	It was dissoluted for the year ended December 31,2021 and will be liquidated.
(*2)	The amount is after reflecting the fair value adjustment that occurred when acquiring the shares and the adjustments that occurred by difference of accounting policies with the Group.

Entities that the Group has not applied equity method of accounting although the Group's ownership interest is more than 20%
(4)	The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20 % as of December 31, 2021 and 2022 are as follows:

	December 31, 2021
Associate (*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6
S.WIN Co., Ltd.	20,301	20.0

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

	December 31, 2022
Associate (*)	Number of shares owned	Ownership (%)
CL Tech Co., Ltd.	10,191	28.6

(*)
Although the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out
process under receivership, thus it is excluded from the investment in joint ventures and associates.

Reconciliations from the net assets of the associates to the book value of the shares of the investment in joint ventures and associates
(5)
As of December 31, 2020, 2021 and 2022, the reconciliations from the net assets of the associates to the carrying amount of the shares of the investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2020
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,857	4.9	191	—	—	—	191
Korea Credit Bureau Co., Ltd.	79,478	9.9	7,876	246	—	3	8,125
Korea Finance Security Co., Ltd.	20,442	15.0	3,066	—	—	—	3,066
Woori Growth Partnerships New Technology Private Equity Fund	65,138	23.1	15,034	—	—	(2)	15,032
2016KIF-IMM Woori Bank Technology Venture Fund	62,911	20.0	12,582	—	—	656	13,238
K BANK Co., Ltd. (*1)(*2)	509,978	26.2	133,614	44,117	(3,634)	—	174,097
Smart Private Equity Fund No.2 (*2)	13,616	20.0	2,723	—	(1,242)	—	1,481
Woori Bank-Company K Korea Movie Asset Fund	11,154	25.0	2,788	—	—	—	2,788
Well to Sea No.3 Private Equity Fund (*3)	18,899	50.0	—	—	—	—	—
Partner One Value Up Ist Private Equity Fund	42,205	23.3	9,817	—	—	(1)	9,816
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	45,888	20.0	9,178	—	—	578	9,756
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,747	25.0	3,937	—	—	192	4,129
Woori-Shinyoung Growth-Cap Private Equity Fund I	109,627	35.0	38,342	—	—	—	38,342
LOTTE CARD Co., Ltd (*1)	2,114,159	20.0	422,832	—	—	—	422,832
Woori-Q Corporate Restructuring Private Equity Fund	57,922	38.4	22,220	—	—	684	22,904
PCC-Woori LP Secondary Fund	20,923	38.8	8,126	—	—	2	8,128
Force TEC	1,526	25.8	393	—	—	—	393
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,024	100.0	10,024	—	—	(1)	10,023
Genesis Environmental Energy Company 1st Private Equity Fund	16,074	24.8	3,979	—	—	—	3,979
Union Technology Finance Investment Association	15,100	29.7	4,485	—	—	—	4,485
Woori Hanhwa Eureka Private Equity Fund	50,147	0.8	403	—	—	—	403
Godo Kaisha Oceanos 1	21,321	47.8	10,193	—	—	—	10,193
Japanese Hotel Real Estate Private Equity Fund No.2	16,278	19.9	3,234	—	—	—	3,234
Woori High plus G.B. Securities Feeder Fund1(G.B.)	27,870	21.8	6,076	—	—	—	6,076
Woori G Senior Loan General Type Private Investment Trust No.1	240,399	21.7	52,045	—	—	—	52,045
Woori G Clean Energy No.1	3,495	29.3	1,024	—	—	—	1,024
Woori Goseong Power EBL Private Special Asset Fund	90,707	16.7	15,118	—	—	—	15,118
Woori Seoul Beltway Private Special Asset Fund No.1	22,451	25.0	5,613	—	—	—	5,613
WOORI TAERIM 1st Fund	1,106	25.6	283	—	—	—	283
Portone-Cape Fund No.1	4,800	20.0	960	—	—	—	960
KIWOOM WOORI Financial 1st Investment Fund	10,929	9.1	994	—	—	—	994

	December 31, 2020
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori FirstValue Private Real Estate Fund No.2	17,753	12.0	2,130	—	—	—	2,130
Woori Star50 Master Fund ClassC-F	765	24.5	184	—	—	—	184
JC Assurance No.2 Private Equity Fund	98,418	29.3	29,050	—	—	—	29,050
Dream Company Growth no.1 PEF	28,684	27.8	7,705	—	—	—	7,705
HMS-Oriens 1st Fund	52,632	22.8	12,000	—	—	—	12,000
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	402,015	23.3	93,474	—	—	—	93,474

(*1)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.
(*2)	As a result of conducting an impairment test on the investment stocks of the related companies, the recoverable value was less than the carrying amount and thus the impairment loss was recognized.
(*3)	The estimated recoverable amount of 15,687 million Won at the time of liquidation was classified as receivable.

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	3,704	4.9	183	—	—	—	183
Korea Credit Bureau Co., Ltd.	92,575	9.9	9,177	246	—	—	9,423
Korea Finance Security Co., Ltd.	20,671	15.0	3,101	—	—	—	3,101
Woori Growth Partnerships New Technology Private Equity Fund	53,942	23.1	12,448	—	—	—	12,448
2016KIF-IMM Woori Bank Technology Venture Fund	63,146	20.0	12,630	—	—	—	12,630
K BANK Co., Ltd. (*)	1,730,307	12.6	217,599	21,894	—	—	239,493
Woori Bank-Company K Korea Movie Asset Fund	1,381	25.0	345	—	—	—	345
Partner One Value Up Ist Private Equity Fund	28,273	23.3	6,576	—	—	—	6,576
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	55,767	20.0	11,153	—	—	—	11,153
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,794	25.0	3,949	—	—	305	4,254
LOTTE CARD Co., Ltd (*1)	2,291,474	20.0	458,295	—	—	—	458,295
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,071	100.0	10,070	—	—	—	10,070
Genesis Environmental Energy Company 1st Private Equity Fund	16,669	24.8	4,126	—	—	—	4,126
Union Technology Finance Investment Association	41,706	29.7	12,388	—	—	—	12,388
Dicustody Co., Ltd.	98	1.0	1	—	—	—	1
Japanese Hotel Real Estate Private Equity Fund No.2	16,090	19.9	3,196	—	—	—	3,196
Woori Seoul Beltway Private Special Asset Fund No.1	30,205	25.0	7,551	—	—	—	7,551
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)	50,114	20.0	10,023	—	—	—	10,023
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	1,050,704	14.5	151,822	—	—	—	151,822

	December 31, 2021
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
WOORI TAERIM 1st Fund	3,875	25.6	991	—	—	—	991
Portone-Cape Fund No.1	2,447	20.0	489	—	—	—	489
KIWOOM WOORI Financial 1st Investment Fund	10,707	9.1	973	—	—	—	973
DeepDive WOORI 2021-1 Financial Investment Fund	8,340	11.9	993	—	—	—	993
Darwin Green Packaging Private Equity Fund	19,387	20.4	3,957	—	—	—	3,957
Woori FirstValue Private Real Estate Fund No.2	6,363	12.0	763	—	—	—	763
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust	35,795	0.3	100	—	—	—	100
Woori Hanhwa Eureka Private Equity Fund	40,684	0.8	327	—	—	—	327
Aarden Woori Apparel 1st Private Equity Fund	20,986	0.5	99	—	—	—	99
Godo Kaisha Oceanos 1	20,720	47.8	9,905	—	—	—	9,905
Woori Zip 1	16,426	63.9	10,496	—	—	—	10,496
Woori Zip 2	23,082	63.8	14,732	—	—	—	14,732
Force TEC	(11,604)	24.5	(2,843)	—	—	2,843	—
KUM HWA Co., Ltd.	(156)	20.1	(31)	—	—	31	—
Jinmyung Plus Co.,Ltd.	123	21.3	25	—	—	(25)	—
JC Assurance No.2 Private Equity Fund	118,397	24.4	29,349	—	(11,621)	—	17,728
Dream Company Growth no.1 PEF	28,489	27.8	7,914	—	—	—	7,914
HMS-Oriens 1st Fund	52,631	22.8	12,007	—	—	—	12,007
WooriG Senior Loan General Type Private Investment Trust No.1	406,609	21.7	88,029	—	—	—	88,029
Genesis Eco No.1 Private Equity Fund	38,365	29.0	11,120	—	—	—	11,120
Paratus Woori Material Component Equipment joint venture company	58,507	29.9	17,493	—	—	—	17,493
Midas No. 8 Private Equity Joint Venture Company	66,587	28.5	18,968	—	—	—	18,968
PCC-Woori LP Secondary Fund	31,585	38.8	12,350	—	—	—	12,350
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1	257,891	27.5	73,787	—	—	—	73,787
Woori-Q Corporate Restructuring Private Equity Fund	120,502	38.1	46,155	—	—	—	46,155
Woori-Shinyoung Growth-Cap Private Equity Fund I	81,773	35.0	28,713	—	—	—	28,713

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
W Service Networks Co., Ltd.	4,227	4.9	209	—	—	(1)	208
Korea Credit Bureau Co., Ltd.	55,100	9.9	5,462	246	—	1	5,709
Korea Finance Security Co., Ltd.	15,828	15.0	2,374	—	—	—	2,374
Woori Growth Partnerships New Technology Private Equity Fund	47,185	23.1	10,889	—	—	—	10,889
2016KIF-IMM Woori Bank Technology Venture Fund	47,370	20.0	9,474	—	—	—	9,474

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
K BANK Co., Ltd. (*)	1,796,269	12.6	225,894	21,894	—	1	247,789
Woori Bank-Company K Korea Movie Asset Fund	957	25.0	239	—	—	—	239
Partner One Value Up Ist Private Equity Fund	18,395	23.3	4,278	—	—	—	4,278
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	51,419	20.0	10,284	—	—	1	10,285
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	15,716	25.0	3,929	—	—	426	4,355
LOTTE CARD Co., Ltd. (*)	2,570,656	20.0	514,131	—	—	—	514,131
Together-Korea Government Private Pool Private Securities Investment Trust No.3	10,245	100.0	10,244	—	—	(1)	10,243
Union Technology Finance Investment Association	48,692	29.7	14,463	—	—	(1)	14,462
Dicustody Co., Ltd.	95	1.0	1	—	—	—	1
Orient Shipyard Co., Ltd.	(16,393)	22.7	(3,721)	—	—	3,721	—
BTS 2nd Private Equity Fund	14,405	20.0	2,881	—	—	—	2,881
STASSETS FUND III	4,347	28.3	1,230	—	—	—	1,230
Japanese Hotel Real Estate Private Equity Fund No.2	14,374	19.9	2,855	—	—	—	2,855
Woori Seoul Beltway Private Special Asset Fund No.1	39,495	25.0	9,874	—	—	—	9,874
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F	401,335	27.9	112,025	—	—	—	112,025
Woori Safe Plus General Type Private Investment Trust S-8(Bond)	111,273	9.2	10,182	—	—	—	10,182
WOORI TAERIM 1st Fund	3,862	25.6	988	—	—	—	988
Portone-Cape Fund No.1	2,318	20.0	464	—	—	—	464
KIWOOM WOORI Financial 1st Investment Fund	10,486	9.1	953	—	—	—	953
DeepDive WOORI 2021-1 Financial Investment Fund	7,375	11.9	878	—	—	—	878
Darwin Green Packaging Private Equity Fund	19,332	20.4	3,945	—	—	—	3,945
DS Power Semicon Private Equity Fund	14,186	21.0	2,976	—	—	—	2,976
Koreawide partners 2nd Private Equity Fund	75,001	26.7	20,000	—	—	—	20,000
Woori FirstValue Private Real Estate Fund No.2	4,648	12.0	558	—	—	—	558
Woori G Real Infrastructure Blind General Type Private Placement Investment Trust	73,008	0.1	102	—	—	—	102
Woori BIG2 Plus Securities Investment Trust(Balanced Bond)	4,655	23.1	1,074	—	—	—	1,074
Woori Together TDF 2025	8,497	23.6	1,990	—	—	—	1,990
Woori Together TDF 2030	8,615	23.8	2,033	—	—	—	2,033
WOORI Star50 feeder fund(H)	709	17.9	126	—	—	—	126
Aarden Woori Apparel 1st Private Equity Fund	20,661	0.5	97	—	—	—	97
Woori Dyno 1st Private Equity Fund	10,169	19.6	1,994	—	—	—	1,994
Australia Green Energy 1st PEF	122,620	4.0	4,858	—	—	—	4,858
Godo Kaisha Oceanos 1	18,383	47.8	8,788	—	—	—	8,788
Woori Zip 1	13,963	64.0	8,690	—	—	—	8,690
Woori Zip 2	19,461	64.0	12,180	—	—	—	12,180

	December 31, 2022
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Force TEC	(14,315)	24.5	(3,513)	—	—	3,513	—
KUM HWA Co., Ltd.	(155)	20.1	(31)	—	—	31	—
Jinmyung Plus Co.,Ltd.	47	21.3	10	—	—	—	10
JC Assurance No.2 Private Equity Fund	122,012	23.5	17,728	—	(17,728)	—	—
Dream Company Growth no.1 PEF	28,301	27.8	7,861	—	—	—	7,861
HMS-Oriens 1st Fund	58,089	22.8	13,252	—	—	—	13,252
Woori G Senior Loan General Type Private Investment Trust No.1	378,122	21.7	81,861	—	—	—	81,861
Genesis Eco No.1 Private Equity Fund	38,695	29.0	11,216	—	—	—	11,216
Paratus Woori Material Component Equipment joint venture company	57,694	29.9	17,250	—	—	—	17,250
Midas No. 8 Private Equity Joint Venture Company	65,694	28.5	18,713	—	—	—	18,713
Orchestra Private Equity Fund IV	34,427	28.2	9,698	—	—	—	9,698
Synaptic Green No.1 PEF	37,017	21.1	7,793	—	—	—	7,793
IGEN2022No. 1 Private Equity Fund	32,240	24.8	8,010	—	—	—	8,010
PCC-Woori LP Secondary Fund	33,423	38.8	12,984	—	—	—	12,984
Woori-Q Corporate Restructuring Private Equity Fund	75,555	35.6	27,536	—	—	—	27,536
Woori-Shinyoung Growth-Cap Private Equity Fund I	123,512	35.0	43,274	—	—	—	43,274

(*)	The net asset equity amount is after the debt-for-equity swap, non-controlling etc.